Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 386,000.00
Previously Paid Amount	0.00
Total Fee Amount	53.31
Total Offset Amount	0.00
Net Fee	53.31
Narrative - Max Aggregate Offering Price	$ 386,000.00
Final Prospectus	true